Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Assets
Cash and Cash Equivalents	$ 76,590	$ 71,593	$ 48,803
Interest Bearing Deposits with Banks	8,364	7,687	7,987
Securities (Note 2)
Trading	89,207	83,362	85,903
Fair value through profit or loss	14,053	13,572	13,704
Fair value through other comprehensive income	78,493	74,476	64,515
Debt securities at amortized cost	45,229	41,592	24,472
Investments in associates and joint ventures	923	906	844
Securities, net	227,905	213,908	189,438
Securities Borrowed or Purchased Under Resale Agreements	118,713	119,058	104,004
Loans
Residential mortgages	125,481	125,534	123,740
Consumer instalment and other personal	69,168	69,818	67,736
Credit cards	7,947	7,672	8,859
Business and government	245,983	268,695	227,609
Loans gross of allowance for loan losses	448,579	471,719	427,944
Allowance for credit losses (Note 3)	(3,251)	(2,776)	(1,850)
Loans,net	445,328	468,943	426,094
Other Assets
Derivative instruments	38,796	41,150	22,144
Customers' liability under acceptances	18,032	22,473	23,593
Premises and equipment (Note 1)	3,881	3,973	2,055
Goodwill	6,566	6,785	6,340
Intangible assets	2,470	2,526	2,424
Current tax assets	1,717	1,898	1,165
Deferred tax assets	1,456	1,391	1,568
Other	23,690	25,682	16,580
Other assets	96,608	105,878	75,869
Total Assets	973,508	987,067	852,195
Liabilities and Equity
Deposits (Note 5)	660,600	653,710	568,143
Other Liabilities
Derivative instruments	39,859	45,909	23,598
Acceptances	18,032	22,473	23,593
Securities sold but not yet purchased	30,579	30,212	26,253
Securities lent or sold under repurchase agreements	99,854	105,943	86,656
Securitization and structured entities' liabilities	27,461	27,888	27,159
Current tax liabilities	56	88	55
Deferred tax liabilities	82	65	60
Other (Note 1)	33,885	38,201	38,607
Other liabilities	249,808	270,779	225,981
Subordinated Debt (Note 5)	8,513	7,344	6,995
Equity
Contributed surplus	302	301	303
Retained earnings (Note 1)	29,902	29,426	28,725
Accumulated other comprehensive income	5,835	7,159	3,729
Total equity	54,587	55,234	51,076
Total Liabilities and Equity	973,508	987,067	852,195
Preferred shares and other equity instruments [member]
Equity
Issued capital (Note 6)	5,348	5,348	5,348
Total equity	5,348	5,348	5,348
Common shares [member]
Equity
Issued capital (Note 6)	13,200	13,000	12,971
Total equity	$ 13,200	$ 13,000	$ 12,971